Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company
Condensed Financial Information Of Parent Company

CONDENSED BALANCE SHEETS (Parent Company)

($ in millions, except share and per share amounts)

	December 31,
	2018	2019
Assets
Cash, cash equivalents and restricted cash	$76.4	$239.7
Intercompany receivable	10.4	22.2
Property and equipment, net	0.5	1.9
Intangible asset	—	0.6
Other assets	1.2	1.7
Investment in subsidiaries	35.4	61.9
Total assets	$123.9	$328.0
Liabilities, Convertible Preferred Stock and Stockholders’ Equity (Deficit)
Trade payables	1.3	0.2
Intercompany payable	8.5	15.1
Other liabilities	6.2	10.7
Total liabilities	16.0	26.0
Commitments and contingencies
Convertible preferred stock (Series Seed, A, B, C and D), $0.00001 par value; 24,449,177 shares and 31,557,107 shares authorized; 24,445,555 shares and 31,557,107 shares issued and outstanding as of December 31, 2018 and 2019, respectively; aggregate liquidation preference of $480.8 million as of December 31, 2019	180.8	480.2
Stockholders’ equity (deficit):
Common stock, $0.00001 par value, 42,000,000 shares and 52,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 11,602,708 shares and 11,784,765 shares issued and 10,983,684 shares and 11,271,228 shares outstanding as of December 31, 2018 and 2019, respectively	—	—
Additional paid‑in capital	0.7	3.9
Accumulated deficit	(73.6)	(182.1)
Total stockholders’ equity (deficit)	(72.9)	(178.2)
Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$123.9	$328.0

CONDENSED STATEMENTS OF OPERATIONS (Parent Company)

($ in millions, except share and per share amounts)

	Year Ended
	December 31,
	2018	2019
Revenue
Net investment income	$1.0	$2.4
Total revenue	1.0	2.4
Expense
General and administrative	7.6	20.2
Total expense	7.6	20.2
Loss before equity in net loss of subsidiaries	(6.6)	(17.8)
Equity in net loss of subsidiaries	(46.4)	(90.7)
Net loss	$(53.0)	$(108.5)

CONDENSED STATEMENTS OF CASH FLOWS (Parent Company)

($ in millions, except share and per share amounts)

	Year Ended
	December 31,
	2018	2019
Cash flows from operating activities:
Net loss	$(53.0)	$(108.5)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0.1	0.3
Stock‑based compensation	0.7	2.3
Change in fair value of warrant liability	0.2	—
Equity in undistributed earnings of subsidiaries	46.4	90.7
Change in assets and liabilities
Intercompany receivable	(0.7)	(11.8)
Other assets	(0.7)	(0.5)
Trade payable	(0.7)	(1.1)
Intercompany payable	(0.3)	6.6
Other liabilities	5.8	4.9
Net cash used in operating activities	(2.2)	(17.1)
Cash flows from investing activities:
Investments in subsidiaries	(55.4)	(117.2)
Purchases of property and equipment	(0.5)	(1.7)
Purchases of intangible assets	—	(0.6)
Net cash used in investing activities	(55.9)	(119.5)
Cash flows from financing activities:
Issuance of Preferred stock, net	119.8	299.4
Proceeds from stock purchases	0.1	0.5
Net cash provided by financing activities	119.9	299.9
Increase in cash, cash equivalents and restricted cash	61.8	163.3
Cash, cash equivalents and restricted cash at beginning of period	14.6	76.4
Cash, cash equivalents and restricted cash at end of period	$76.4	$239.7

LEMONADE, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS (Parent Company)

1. Business

Lemonade, Inc. (the “Company”) is an insurance holding company that was incorporated in Delaware on June 17, 2015.

2. Accounting Policies

The accompanying condensed financial statements have been prepared using the equity method. Under the equity method, the investment in consolidated subsidiaries is stated at cost plus equity in undistributed earnings of consolidated subsidiaries since the date of acquisition. These condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Use of estimates

Preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Those estimates are inherently subject to change, and actual results may ultimately differ from those estimates.